SIGNIFICANT ACCOUNTING POLICIES - Equipment (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
PROPERTY, PLANT AND EQUIPMENT
Impairment loss	$ 0
Vehicles
PROPERTY, PLANT AND EQUIPMENT
Useful life	4 years
Computer hardware and software
PROPERTY, PLANT AND EQUIPMENT
Useful life	3 years